February 14, 2002

                       DREYFUS PREMIER FIXED INCOME FUND

                        Dreyfus Premier Core Bond Fund

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2001

Credit Derivatives are among the derivatives in which the fund can invest.

                                                                       031s0202


                                                              February 14, 2002

                       DREYFUS PREMIER FIXED INCOME FUND

                  Dreyfus Premier High Yield Securities Fund

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2001

Credit Derivatives are among the derivatives in which the fund can invest.

                                                                       043s0202


                                                             February 14, 2002

                       DREYFUS PREMIER FIXED INCOME FUND

                     Dreyfus Premier Strategic Income Fund

                           SUPPLEMENT TO PROSPECTUS

                            DATED DECEMBER 29, 2000

Credit Derivatives are among the derivatives in which the fund can invest.

                                                                       538s0202








                                                 FEBRUARY 14, 2002



                       DREYFUS PREMIER FIXED INCOME FUNDS
                         Dreyfus Premier Core Bond Fund
                  Dreyfus Premier High Yield Securities Fund
                      Dreyfus Premier Strategic Income Fund

               Supplement to Statement of Additional Information

                               Dated March 1, 2001

      THE FOLLOWING INFORMATION IS ADDED TO THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED "INVESTMENT TECHNIQUES:"

      CREDIT DERIVATIVES. Each Fund may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary Fund security transactions. If the Manager is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Fund. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund's loss will include both the premium that is paid for the option and the decline in value of the underlying security that the default option hedged.